UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® INTERMEDIATE INCOME TRUST

MIN-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Intermediate Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	64.4%
Non-U.S. Government Bonds	18.1%
Emerging Markets Bonds	7.1%
U.S. Treasury Securities	5.4%
Asset-Backed Securities	4.5%
Mortgage-Backed Securities	2.3%
High Yield Corporates	1.4%
Commercial Mortgage-Backed Securities	1.0%
U.S. Government Agencies	0.9%
Collateralized Debt Obligations	0.1%

Composition including fixed income credit quality (a)(i)
AAA	9.6%
AA	12.7%
A	28.0%
BBB	44.4%
BB	1.4%
CC (o)	0.0%
Federal Agencies	3.2%
Not Rated	5.9%
Cash & Cash Equivalents	0.4%
Other	(5.6)%

Portfolio facts (i)
Average Duration (d)	3.4
Average Effective Maturity (m)	4.0 yrs.

Issuer country weightings (i)(x)
United States	50.1%
United Kingdom	5.4%
France	5.0%
Italy	4.7%
Japan	4.0%
Germany	3.7%
Netherlands	3.4%
Canada	3.0%
Switzerland	2.8%
Other Countries	17.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
James Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2002	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.0%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 5.6%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$1,419,053	$1,418,931
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	405,000	404,869
Babson Ltd., CLO, “A1”, FRN, 0.857%, 1/18/2021 (n)	343,091	338,486
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.582%, 3/15/2028 (n)	1,500,000	1,499,850
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.938%, 2/07/2027 (n)	4,026,640	4,009,139
Commercial Mortgage Acceptance Corp., FRN, 2.26%, 9/15/2030 (i)	1,297,102	9,381
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,126,000	2,121,844
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.14%, 9/15/2039	910,126	943,063
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	1,474,792	1,522,330
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/2046	1,177,695	1,223,861
DT Auto Owner Trust, 0.98%, 4/16/2018 (n)	172,670	172,580
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	1,593,543	1,587,812
Falcon Franchise Loan LLC, FRN, 7.016%, 1/05/2023 (i)(z)	505,891	20,226
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	468,711	470,595
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	339,000	343,513
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,247,000	1,264,227
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.832%, 1/15/2020	2,470,000	2,462,932
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.818%, 7/20/2019	2,270,000	2,264,437
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	405,442	405,049
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (z)	964,301	962,012
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,030,000	1,029,981
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	1,859,403	1,900,690
Kingsland III Ltd., “A1”, CDO, FRN, 0.839%, 8/24/2021 (n)	502,036	499,227

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	$1,276,113	$1,274,969
Motor PLC, 2014-1A, “A1”, FRN, 0.913%, 8/25/2021 (n)	223,160	223,031
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,301,000	1,293,497
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,107,763	1,093,485
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	1,664,113	1,663,997

		$32,424,014
Automotive - 4.6%
American Honda Finance Corp., FRN, 1.073%, 9/20/2017	$1,960,000	$1,964,865
American Honda Finance Corp., FRN, 1.009%, 5/26/2016 (n)	2,000,000	2,000,882
American Honda Finance Corp., FRN, 1.126%, 10/07/2016	790,000	791,529
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	3,640,000	3,664,534
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,000,000	3,007,587
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,360,000	1,360,000
Ford Motor Credit Co. LLC, FRN, 1.153%, 9/08/2017	800,000	796,585
Ford Motor Credit Co. LLC, FRN, 1.568%, 1/09/2018	1,670,000	1,665,725
Hyundai Capital America, 1.875%, 8/09/2016 (n)	1,590,000	1,593,037
Hyundai Capital America, 2%, 3/19/2018 (n)	2,313,000	2,322,974
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,480,000	1,491,972
Nissan Motor Acceptance Corp., FRN, 1.33%, 9/26/2016 (n)	2,520,000	2,524,455
Nissan Motor Acceptance Corp., FRN, 1.181%, 3/03/2017 (n)	1,340,000	1,340,304
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	2,310,000	2,288,600

		$26,813,049
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$910,000	$909,324

Brokerage & Asset Managers - 1.1%
CME Group, Inc., 3%, 3/15/2025	$1,879,000	$1,912,595
Franklin Resources, Inc., 1.375%, 9/15/2017	588,000	590,107
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,388,000	2,459,611
NYSE Euronext, 2%, 10/05/2017	1,558,000	1,571,793

		$6,534,106
Building - 0.2%
CRH PLC, 8.125%, 7/15/2018	$1,160,000	$1,305,992

Business Services - 0.7%
Cisco Systems, Inc., FRN, 0.911%, 3/03/2017	$2,730,000	$2,734,185
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	665,000	678,598

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
Total System Services, Inc., 3.8%, 4/01/2021	$745,000	$773,351

		$4,186,134
Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$2,925,000	$2,876,770
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,954,053

		$5,830,823
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$1,810,000	$1,803,033
Dow Chemical Co., 8.55%, 5/15/2019	2,490,000	2,973,478
LyondellBasell Industries N.V., 5%, 4/15/2019	690,000	744,543

		$5,521,054
Computer Software - 0.6%
Microsoft Corp., 3.125%, 11/03/2025	$3,110,000	$3,283,037

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.868%, 5/03/2018	$1,560,000	$1,560,304

Conglomerates - 0.4%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/2016 (n)	$1,655,000	$1,658,101
General Electric Capital Corp., 6%, 8/07/2019	338,000	388,307
General Electric Capital Corp., 3.1%, 1/09/2023	316,000	335,515

		$2,381,923
Consumer Products - 0.9%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$1,530,000	$1,569,939
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	1,438,000	1,519,234
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	2,274,000	2,391,634

		$5,480,807
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,154,000	$1,158,556

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$1,574,027

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$890,000	$889,616
Arrow Electronics, Inc., 3%, 3/01/2018	742,000	752,214
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,703,000	1,699,577

		$3,341,407

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.3%
Lam Research Corp., 2.75%, 3/15/2020	$1,152,000	$1,154,965
Tyco Electronics Group S.A., 2.375%, 12/17/2018	623,000	629,490

		$1,784,455
Emerging Market Quasi-Sovereign - 2.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	$1,090,000	$1,176,124
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,337,000	1,371,762
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	228,000	241,680
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/2020 (n)	840,000	886,584
Empresa Nacional del Petroleo, 6.25%, 7/08/2019	723,000	794,735
Korea Gas Corp., 2.25%, 7/25/2017 (n)	1,630,000	1,644,207
Petroleos Mexicanos, 6%, 3/05/2020	2,970,000	3,159,338
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	1,466,000	1,445,217
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,330,000	1,328,740

		$12,048,387
Emerging Market Sovereign - 0.5%
Republic of Poland, 5%, 3/23/2022	$772,000	$863,675
United Mexican States, 3.625%, 3/15/2022	1,754,000	1,813,636

		$2,677,311
Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$215,000	$228,278
Hess Corp., 8.125%, 2/15/2019	1,230,000	1,382,670

		$1,610,948
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$2,320,000	$2,332,591
BP Capital Markets PLC, 4.5%, 10/01/2020	853,000	941,411
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	2,025,899
LUKOIL International Finance B.V., 3.416%, 4/24/2018 (n)	1,619,000	1,616,578
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	2,192,000	2,131,435
Petro-Canada, 6.05%, 5/15/2018	904,000	966,630
Total Capital International S.A., 1.5%, 2/17/2017	1,000,000	1,004,564

		$11,019,108
Financial Institutions - 0.7%
GE Capital International Funding Co., 2.342%, 11/15/2020 (n)	$984,000	$1,006,746
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	820,000	875,885
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	1,970,000	1,983,500
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	466,000	461,162

		$4,327,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 4.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$6,162,258
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	2,308,000	2,405,379
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	3,120,000	3,293,856
Diageo Capital PLC, 1.5%, 5/11/2017	1,530,000	1,538,667
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	290,000	309,573
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	2,090,000	2,096,841
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	2,850,000	2,829,343
Kraft Foods Group, Inc., 6.125%, 8/23/2018	2,380,000	2,624,169
Mead Johnson Nutrition Co., 3%, 11/15/2020	669,000	692,476
Tyson Foods, Inc., 4.5%, 6/15/2022	1,447,000	1,601,315
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,430,000	1,421,034
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	613,000	624,247
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,971,079

		$27,570,237
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/2025	$2,800,000	$3,022,379
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	1,522,000	1,579,608

		$4,601,987
Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$1,686,000	$1,703,268
Wyndham Worldwide Corp., 5.625%, 3/01/2021	2,890,000	3,152,588

		$4,855,856
Industrial - 0.5%
Princeton University, 4.95%, 3/01/2019	$2,860,000	$3,146,097

Insurance - 1.9%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$2,845,419
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,591,566
Principal Financial Group, Inc., 8.875%, 5/15/2019	2,230,000	2,651,483
Unum Group, 4%, 3/15/2024	2,863,000	2,881,670
Voya Financial, Inc., 2.9%, 2/15/2018	1,141,000	1,160,504

		$11,130,642
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$2,800,000	$3,036,228

Insurance - Property & Casualty - 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,126,247
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,610,000	1,790,639
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	2,197,000	2,388,985
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	1,260,000	1,269,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		$3,000,000	$3,007,500

			$11,582,672
International Market Quasi-Sovereign - 1.9%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)		$1,746,000	$1,755,270
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)		3,280,000	3,336,806
Electricite de France, 2.15%, 1/22/2019 (n)		1,784,000	1,816,781
Statoil A.S.A., 1.8%, 11/23/2016		1,420,000	1,427,452
Statoil A.S.A., FRN, 0.908%, 5/15/2018		2,887,000	2,861,147

			$11,197,456
International Market Sovereign - 15.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	3,836,000	$3,428,723
Federal Republic of Germany, 3.25%, 7/04/2021	EUR	1,200,000	1,627,118
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	4,050,000	5,266,840
Government of Canada, 4.25%, 6/01/2018	CAD	505,000	432,017
Government of Canada, 3.25%, 6/01/2021	CAD	1,579,000	1,405,445
Government of Canada, 2.5%, 6/01/2024	CAD	2,343,000	2,034,584
Government of Japan, 0.8%, 6/20/2023	JPY	340,000,000	3,423,263
Government of Japan, 2.1%, 9/20/2024	JPY	220,000,000	2,458,872
Government of New Zealand, 5.5%, 4/15/2023	NZD	2,664,000	2,222,000
Government of Norway, 3.75%, 5/25/2021	NOK	6,400,000	903,822
Government of Norway, 3%, 3/14/2024	NOK	7,844,000	1,098,979
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	404,000	571,256
Kingdom of Belgium, 2.6%, 6/22/2024	EUR	2,845,000	3,844,922
Kingdom of Denmark, 3%, 11/15/2021	DKK	4,447,000	797,127
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	4,198,000	705,854
Kingdom of Spain, 5.5%, 7/30/2017	EUR	711,000	870,877
Kingdom of Spain, 4.6%, 7/30/2019	EUR	4,110,000	5,386,197
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,925,000	2,850,720
Kingdom of Sweden, 5%, 12/01/2020	SEK	6,500,000	996,800
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	4,235,000	630,308
Kingdom of the Netherlands, 4%, 7/15/2016	EUR	2,000,000	2,310,666
Kingdom of the Netherlands, 2%, 7/15/2024	EUR	1,251,000	1,636,841
Republic of Austria, 1.75%, 10/20/2023	EUR	210,000	269,261
Republic of France, 2.5%, 10/25/2020	EUR	1,500,000	1,923,169
Republic of France, 5%, 10/25/2016	EUR	9,214,000	10,829,112
Republic of Iceland, 4.875%, 6/16/2016 (n)		$702,000	703,763
Republic of Italy, 5.25%, 8/01/2017	EUR	11,388,000	13,901,637
Republic of Italy, 3.75%, 3/01/2021	EUR	2,600,000	3,441,891
Republic of Italy, 5.5%, 9/01/2022	EUR	2,969,000	4,374,839
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,500,000	4,928,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	4,750,000	$7,372,171

			$92,647,638
Internet - 0.6%
Baidu, Inc., 3.25%, 8/06/2018		$1,709,000	$1,751,041
Baidu, Inc., 2.75%, 6/09/2019		1,510,000	1,530,072

			$3,281,113
Major Banks - 12.2%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)		$1,997,000	$2,033,897
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		1,450,000	1,448,330
ABN AMRO Bank N.V., FRN, 1.045%, 6/06/2016 (n)		2,090,000	2,090,161
Bank of America Corp., 6.5%, 8/01/2016		1,420,000	1,439,056
Bank of America Corp., 6.875%, 4/25/2018		1,000,000	1,096,570
Bank of America Corp., 4.125%, 1/22/2024		2,876,000	3,049,115
Barclays PLC, 3.25%, 1/12/2021		2,308,000	2,324,421
BNP Paribas, 2.7%, 8/20/2018		1,200,000	1,230,592
BNP Paribas, FRN, 1.122%, 3/17/2017		2,660,000	2,659,096
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)		2,560,000	2,819,837
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		915,000	972,658
Credit Suisse New York, 1.75%, 1/29/2018		1,440,000	1,445,066
DBS Bank Ltd., 2.35%, 2/28/2017 (n)		1,830,000	1,845,030
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)		2,220,000	2,257,633
Goldman Sachs Group, Inc., 2%, 4/25/2019		260,000	260,797
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		3,044,000	3,503,306
Goldman Sachs Group, Inc., FRN, 1.818%, 4/30/2018		1,240,000	1,246,405
Goldman Sachs Group, Inc., FRN, 1.658%, 10/23/2019		140,000	139,316
Huntington National Bank, FRN, 1.063%, 4/24/2017		2,460,000	2,455,269
ING Bank N.V., 1.8%, 3/16/2018 (n)		660,000	662,468
ING Bank N.V., 5.8%, 9/25/2023 (n)		2,912,000	3,215,460
JPMorgan Chase & Co., 2.2%, 10/22/2019		2,090,000	2,117,245
JPMorgan Chase & Co., 4.625%, 5/10/2021		2,890,000	3,196,852
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021		1,140,000	1,164,337
Mizuho Bank Ltd., FRN, 1.824%, 10/20/2018 (n)		2,770,000	2,777,798
Morgan Stanley, 6.625%, 4/01/2018		1,532,000	1,671,222
Morgan Stanley, 5.625%, 9/23/2019		640,000	712,339
Morgan Stanley, 3.7%, 10/23/2024		1,816,000	1,873,222
Morgan Stanley, FRN, 1.996%, 2/01/2019		1,850,000	1,870,864
Morgan Stanley, FRN, 1.378%, 7/23/2019		1,070,000	1,061,538
Nordea Bank AB, FRN, 1.078%, 5/13/2016 (n)		1,492,000	1,492,327
PNC Bank N.A., 1.5%, 10/18/2017		1,600,000	1,607,571
PNC Bank N.A., 1.6%, 6/01/2018		2,340,000	2,351,845
Royal Bank of Canada, FRN, 1.096%, 9/09/2016		3,000,000	3,003,984
Royal Bank of Canada, FRN, 1.335%, 12/10/2018		3,370,000	3,370,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Sumitomo Mitsui Banking Corp., FRN, 0.948%, 7/11/2017	$1,720,000	$1,710,439
Wells Fargo & Co., FRN, 0.893%, 9/08/2017	3,110,000	3,099,594

		$71,275,663
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$1,870,000	$1,879,883
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,120,000	2,141,476

		$4,021,359
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/2023	$857,000	$884,930
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	1,090,000	1,046,400
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	1,740,000	1,566,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,270,000	1,229,195
Glencore Funding LLC, FRN, 1.795%, 5/27/2016 (n)	2,300,000	2,294,250
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	1,787,923

		$8,808,698
Midstream - 2.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$2,246,000	$2,234,530
Energy Transfer Partners LP, 4.05%, 3/15/2025	2,807,000	2,616,607
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,816,633
ONEOK Partners LP, 3.2%, 9/15/2018	1,510,000	1,502,639
Spectra Energy Capital LLC, 8%, 10/01/2019	1,299,000	1,492,111
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	774,000	750,559
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	940,000	940,807
TransCanada PipeLines Ltd., FRN, 1.308%, 6/30/2016	790,000	790,348
Williams Cos., Inc., 3.7%, 1/15/2023	807,000	677,711

		$12,821,945
Mortgage-Backed - 2.3%
Fannie Mae, 6%, 11/01/2016	$14,410	$14,522
Fannie Mae, 1.114%, 2/25/2017	1,817,874	1,817,996
Fannie Mae, 5.5%, 9/01/2017 - 4/01/2025	547,149	595,044
Fannie Mae, 4.5%, 3/01/2019	558,334	575,812
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	136,214	142,044
Fannie Mae, 6.5%, 11/01/2031	1,156,861	1,384,528
Fannie Mae, FRN, 0.744%, 12/25/2017	999,018	997,334
Fannie Mae, FRN, 0.788%, 5/25/2018	1,467,045	1,466,800
Freddie Mac, 6%, 8/01/2017 - 8/01/2034	97,839	103,720
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2020	636,356	673,377
Freddie Mac, 3.882%, 11/25/2017	1,423,992	1,471,993
Freddie Mac, 5%, 6/01/2019	356,415	368,401
Freddie Mac, 4.224%, 3/25/2020	2,249,154	2,458,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	$778,456	$898,180
Ginnie Mae, 6.357%, 4/20/2058	138,065	146,910

		$13,115,122
Network & Telecom - 2.0%
AT&T, Inc., FRN, 1.545%, 11/27/2018	$2,940,000	$2,946,306
British Telecommunications PLC, 2.35%, 2/14/2019	1,330,000	1,360,307
Verizon Communications, Inc., 1.35%, 6/09/2017	1,130,000	1,132,909
Verizon Communications, Inc., 6.1%, 4/15/2018	1,300,000	1,418,021
Verizon Communications, Inc., 5.15%, 9/15/2023	3,027,000	3,481,332
Verizon Communications, Inc., FRN, 1.412%, 6/17/2019	1,250,000	1,251,025

		$11,589,900
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,100,000	$1,097,511

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$960,611

Other Banks & Diversified Financials - 8.6%
Banco de Credito e Inversiones, 3%, 9/13/2017 (n)	$200,000	$202,022
Banco Santander Chile, FRN, 1.528%, 4/11/2017 (n)	3,410,000	3,401,475
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.246%, 9/09/2016 (n)	2,870,000	2,872,873
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	894,000	914,079
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,810,000	1,816,719
Banque Federative du Credit Mutuel, FRN, 1.484%, 10/28/2016 (n)	2,490,000	2,495,715
Banque Federative du Credit Mutuel, FRN, 1.484%, 1/20/2017 (n)	960,000	962,510
Capital One Bank (USA) N.A., FRN, 1.3%, 2/05/2018	2,650,000	2,644,549
Citizens Bank N.A., 2.5%, 3/14/2019	1,000,000	1,011,300
Discover Bank, 3.1%, 6/04/2020	1,152,000	1,173,577
Fifth Third Bancorp, 1.35%, 6/01/2017	2,570,000	2,570,619
Fifth Third Bancorp, 2.3%, 3/01/2019	795,000	799,396
Fifth Third Bancorp, 2.3%, 3/15/2019	1,260,000	1,273,196
First Republic Bank, 2.375%, 6/17/2019	578,000	578,618
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	2,556,000	3,176,341
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	880,000	883,969
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	1,752,000	1,797,135
Lloyds Bank PLC, 2.3%, 11/27/2018	780,000	790,394
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	2,080,000	2,351,467
Rabobank Nederland N.V., 3.375%, 1/19/2017	1,757,000	1,785,369
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,829,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Svenska Handelsbanken AB, FRN, 1.094%, 9/23/2016	$2,940,000	$2,943,840
Swedbank AB, 2.125%, 9/29/2017 (n)	3,568,000	3,603,288
UBS AG, FRN, 0.998%, 8/14/2017	1,470,000	1,463,098
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,512,906
UBS Group Funding Ltd., FRN, 2.068%, 9/24/2020 (n)	1,680,000	1,675,341
Westpac Banking Corp., 2%, 8/14/2017	2,320,000	2,343,058

		$49,871,969
Pharmaceuticals - 3.5%
AbbVie, Inc., 1.8%, 5/14/2018	$2,410,000	$2,426,764
Actavis Funding SCS, 3%, 3/12/2020	3,625,000	3,702,716
Actavis Funding SCS, 3.45%, 3/15/2022	3,000,000	3,073,341
Biogen, Inc., 2.9%, 9/15/2020	1,420,000	1,471,525
Celgene Corp., 2.125%, 8/15/2018	2,220,000	2,249,977
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,500,000	2,504,500
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	3,996,108
Mylan, Inc., 1.8%, 6/24/2016	770,000	770,665

		$20,195,596
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$2,620,000	$2,987,730

Real Estate - Healthcare - 0.3%
Ventas Realty LP, REIT, 1.55%, 9/26/2016	$1,000,000	$1,001,459
Welltower, Inc., REIT, 2.25%, 3/15/2018	828,000	835,408

		$1,836,867
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$1,476,000	$1,546,727
Vornado Realty LP, REIT, 2.5%, 6/30/2019	1,169,000	1,179,793

		$2,726,520
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$794,976
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	770,000	769,252

		$1,564,228
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$275,000	$277,436
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,119,000	1,120,437

		$1,397,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.5%
Airgas, Inc., 2.95%, 6/15/2016	$1,900,000	$1,900,612
Airgas, Inc., 3.05%, 8/01/2020	870,000	888,223

		$2,788,835
Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/2023	$1,489,000	$1,612,550

Supranational - 1.0%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,900,000	$1,916,625
Corporacion Andina de Fomento, 4.375%, 6/15/2022	2,950,000	3,238,451
West African Development Bank, 5.5%, 5/06/2021 (z)	445,000	448,560

		$5,603,636
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$1,007,000	$1,011,669
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	1,540,000	1,538,026
Rogers Communications, Inc., 6.8%, 8/15/2018	1,490,000	1,656,312
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,926,454

		$6,132,461
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$1,200,000	$1,255,776

Tobacco - 0.6%
Reynolds American, Inc., 8.125%, 6/23/2019	$1,316,000	$1,569,746
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,580,125
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	643,842

		$3,793,713
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$1,247,000	$1,261,968
TTX Co., 2.6%, 6/15/2020 (n)	2,450,000	2,458,038

		$3,720,006
U.S. Government Agencies and Equivalents - 0.9%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,541,955
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	85,426	85,459
Small Business Administration, 6.35%, 4/01/2021	205,984	224,277
Small Business Administration, 6.34%, 5/01/2021	176,409	191,199
Small Business Administration, 6.44%, 6/01/2021	163,283	176,309
Small Business Administration, 6.625%, 7/01/2021	175,204	190,897
Small Business Administration, 5.34%, 11/01/2021	559,810	597,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.93%, 1/01/2024	$343,057	$370,861
Small Business Administration, 5.36%, 11/01/2025	482,529	527,857
Small Business Administration, 5.39%, 12/01/2025	353,007	389,926

		$5,296,396
Utilities - Electric Power - 5.6%
Dominion Resources, Inc., 1.95%, 8/15/2016	$2,660,000	$2,667,749
Dominion Resources, Inc., 3.9%, 10/01/2025	2,641,000	2,778,237
E.ON International Finance B.V., 5.8%, 4/30/2018 (n)	3,000,000	3,209,910
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024	710,000	744,282
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	2,240,000	2,379,037
Eversource Energy, 2.5%, 3/15/2021	1,000,000	1,019,912
Exelon Generation Co. LLC, 5.2%, 10/01/2019	1,340,000	1,470,370
Exelon Generation Co. LLC, 4.25%, 6/15/2022	1,040,000	1,096,015
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,727,000	2,746,975
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,714,000	1,734,719
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,407,825
PG&E Corp., 2.4%, 3/01/2019	1,448,000	1,474,186
PPL WEM Holdings PLC, 3.9%, 5/01/2016 (n)	2,800,000	2,800,000
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	604,845
Southern Co., 2.45%, 9/01/2018	2,280,000	2,325,502
Southern Power Co., 1.85%, 12/01/2017	580,000	583,868
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	973,220
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	230,653
Xcel Energy, Inc., 1.2%, 6/01/2017	1,500,000	1,498,457

		$32,745,762
Total Bonds (Identified Cost, $569,751,773)		$576,042,712

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	4,473,849	$4,473,849
Total Investments (Identified Cost, $574,225,622)		$580,516,561

Other Assets, Less Liabilities - 0.2%		1,210,893
Net Assets - 100.0%		$581,727,454

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,334,418 representing 30.3% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 7.016%, 1/05/2023	1/18/02	$74,046	$20,226
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/2018	11/19/15	964,298	962,012
West African Development Bank, 5.5%, 5/06/2021	4/28/16	440,225	448,560
Total Restricted Securities			$1,430,798
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	7/15/16	$3,386,797	$3,387,837	$(1,040)
SELL	CAD	Goldman Sachs International	4,854,367	7/15/16	3,759,907	3,868,977	(109,070)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	DKK	Goldman Sachs International	9,466,576	7/15/16	$1,453,980	$1,459,753	$(5,773)
SELL	EUR	Deutsche Bank AG	52,412,700	6/15/16-7/15/16	59,258,249	60,123,225	(864,976)
SELL	GBP	BNP Paribas S.A.	9,405,477	7/15/16	13,378,680	13,745,894	(367,214)
SELL	JPY	Deutsche Bank AG	550,245,901	7/15/16	5,080,944	5,182,114	(101,170)
SELL	NOK	Goldman Sachs International	16,602,437	7/15/16	2,016,208	2,061,262	(45,054)
SELL	NZD	Westpac Banking Corp.	3,052,658	7/15/16	2,097,765	2,123,484	(25,719)
SELL	SEK	Goldman Sachs International	11,649,976	7/15/16	1,445,962	1,454,551	(8,589)

							$(1,528,605)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	240	$31,215,000	June - 2016	$(137,746)

At April 30, 2016, the fund had cash collateral of $300,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $569,751,773)	$576,042,712
Underlying affiliated funds, at cost and value	4,473,849
Total investments, at value (identified cost, $574,225,622)	$580,516,561
Deposits with brokers	300,000
Receivables for
Daily variation margin on open futures contracts	26,251
Interest	4,649,191
Other assets	2,327
Total assets	$585,494,330
Liabilities
Payables for
Distributions	$161,609
Forward foreign currency exchange contracts	1,528,605
Investments purchased	1,800,225
Payable to affiliates
Investment adviser	24,659
Transfer agent and dividend disbursing costs	3,909
Payable for independent Trustees’ compensation	40,784
Accrued expenses and other liabilities	207,085
Total liabilities	$3,766,876
Net assets	$581,727,454
Net assets consist of
Paid-in capital	$621,853,549
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,667,451
Accumulated net realized gain (loss) on investments and foreign currency	(23,009,784)
Accumulated distributions in excess of net investment income	(21,783,762)
Net assets	$581,727,454
Shares of beneficial interest outstanding	117,738,574
Net asset value per share (net assets of $581,727,454 / 117,738,574 shares of beneficial interest outstanding)	$4.94

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,212,976
Dividends from underlying affiliated funds	9,383
Foreign taxes withheld	(593)
Total investment income	$8,221,766
Expenses
Management fee	$1,451,414
Transfer agent and dividend disbursing costs	59,355
Administrative services fee	50,007
Independent Trustees’ compensation	53,412
Stock exchange fee	57,144
Custodian fee	37,010
Shareholder communications	112,100
Audit and tax fees	38,861
Legal fees	7,980
Miscellaneous	18,635
Total expenses	$1,885,918
Fees paid indirectly	(5)
Net expenses	$1,885,913
Net investment income	$6,335,853
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,589,599)
Futures contracts	1,018,469
Foreign currency	(63,700)
Net realized gain (loss) on investments and foreign currency	$(634,830)
Change in unrealized appreciation (depreciation)
Investments	$9,765,344
Futures contracts	(234,406)
Translation of assets and liabilities in foreign currencies	(3,063,167)
Net unrealized gain (loss) on investments and foreign currency translation	$6,467,771
Net realized and unrealized gain (loss) on investments and foreign currency	$5,832,941
Change in net assets from operations	$12,168,794

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$6,335,853	$13,720,344
Net realized gain (loss) on investments and foreign currency	(634,830)	13,788,283
Net unrealized gain (loss) on investments and foreign currency translation	6,467,771	(21,124,474)
Change in net assets from operations	$12,168,794	$6,384,153
Distributions declared to shareholders
From net investment income	$(1,674,589)	$(29,146,313)
From tax return of capital	—	(23,830,946)
From other sources	(23,258,915)	—
Total distributions declared to shareholders	$(24,933,504)	$(52,977,259)
Change in net assets from fund share transactions	$—	$(856,992)
Total change in net assets	$(12,764,710)	$(47,450,098)
Net assets
At beginning of period	594,492,164	641,942,262
At end of period (including accumulated distributions in excess of net investment income of $21,783,762 and $3,186,111, respectively)	$581,727,454	$594,492,164

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16 (unaudited)		Years ended 10/31
			2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.05		$5.44	$5.76	$6.25	$6.37	$6.82
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.15	$0.18	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.06)	0.01	(0.16)	0.20	(0.11)
Total from investment operations	$0.10		$0.06	$0.16	$0.02	$0.41	$0.11
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.25)	$(0.21)	$(0.18)	$(0.30)	$(0.26)
From tax return of capital	—		(0.20)	(0.27)	(0.33)	(0.23)	(0.30)
From other sources	(0.20)		—	—	—	—	—
Total distributions declared to shareholders	$(0.21)		$(0.45)	$(0.48)	$(0.51)	$(0.53)	$(0.56)
Net increase from repurchase of capital shares	$—		$0.00 (w)	$—	$—	$—	$—
Net asset value, end of period (x)	$4.94		$5.05	$5.44	$5.76	$6.25	$6.37
Market value, end of period	$4.64		$4.56	$5.05	$5.28	$6.53	$6.29
Total return at market value (%)	6.54	(n)	(0.82)	4.78	(11.67)	13.01	(1.19)
Total return at net asset value (%) (j)(r)(s)(x)	2.42	(n)	1.96	3.47	0.67	6.80	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.64	0.65	0.68	0.71	0.71
Expenses after expense reductions (f)	N/A		N/A	0.65	0.68	0.71	0.71
Net investment income	2.18	(a)	2.22	2.66	2.99	3.30	3.45
Portfolio turnover	8	(n)	31	25	30	29	16
Net assets at end of period (000 omitted)	$581,727		$594,492	$641,942	$679,162	$735,110	$745,539

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$5,296,396	$—	$5,296,396
Non-U.S. Sovereign Debt	—	124,174,428	—	124,174,428
U.S. Corporate Bonds	—	237,676,563	—	237,676,563
Residential Mortgage-Backed Securities	—	13,115,122	—	13,115,122
Commercial Mortgage-Backed Securities	—	5,619,551	—	5,619,551
Asset-Backed Securities (including CDOs)	—	26,804,463	—	26,804,463
Foreign Bonds	—	163,356,189	—	163,356,189
Mutual Funds	4,473,849	—	—	4,473,849
Total Investments	$4,473,849	$576,042,712	$—	$580,516,561

Other Financial Instruments
Futures Contracts	$(137,746)	$—	$—	$(137,746)
Forward Foreign Currency Exchange Contracts	—	(1,528,605)	—	(1,528,605)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(137,746)
Foreign Exchange	Forward Foreign Currency Exchange	(1,528,605)
Total		$(1,666,351)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$1,018,469	$—
Foreign Exchange	—	(43,662)
Total	$1,018,469	$(43,662)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(234,406)	$—
Foreign Exchange	—	(3,120,415)
Total	$(234,406)	$(3,120,415)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

For the six months ended April 30, 2016, the amount of distributions estimated to be a tax return of capital was approximately $22,446,516. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains) (a)	$29,146,313
Tax return of capital (b)	23,830,946
Total distributions	$52,977,259

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2015 is $3,568,045 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$579,676,785
Gross appreciation	13,867,051
Gross depreciation	(13,027,275)
Net unrealized appreciation (depreciation)	$839,776

As of 10/31/15
Capital loss carryforwards	(16,783,474)
Other temporary differences	(1,794,541)
Net unrealized appreciation (depreciation)	(8,783,370)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(16,783,474)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the

Notes to Financial Statements (unaudited) – continued

accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2016. For the six months ended April 30, 2016, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2016, these fees paid to MFSC amounted to $18,998.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,252 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $29,878 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the

Notes to Financial Statements (unaudited) – continued

ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $634 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,480,061	$1,706,699
Investments (non-U.S. Government securities)	$44,500,596	$67,927,874

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2016, there were no transactions in fund shares. The fund repurchased and retired 187,061 shares of beneficial interest during the year ended October 31, 2015 at an average price per share of $4.58 and a weighted average discount of 9.69% per share. Other transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Capital shares reacquired	—	$—	(187,061)	$(856,992)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $1,156 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	777	63,712,839	(59,239,767)	4,473,849

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,383	$4,473,849

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2016, and the related statements of operations and changes in net assets, and financial highlights for the six-month period ended April 30, 2016. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2015, and the financial highlights for each of the five years in the period ended October 31, 2015, and in our report dated December 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Intermediate Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/15-11/30/15	0	N/A	0	11,605,502
12/01/15-12/31/15	0	N/A	0	11,605,502
1/01/16-1/31/16	0	N/A	0	11,605,502
2/01/16-2/28/16	0	N/A	0	11,605,502
3/01/16-3/31/16	0	N/A	0	11,773,857
4/01/16-4/30/16	0	N/A	0	11,773,857
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 11,773,857.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.